Third Quarter Report
February 28, 2023 (Unaudited)
Columbia Dividend Income Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Dividend Income Fund, February 28, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 3.4%
Diversified Telecommunication Services 0.8%
Verizon Communications, Inc.	7,774,725	301,737,077
Entertainment 0.5%
Electronic Arts, Inc.	1,424,567	158,041,463
Media 2.1%
Comcast Corp., Class A	20,504,300	762,144,831
Total Communication Services		1,221,923,371
Consumer Discretionary 5.0%
Hotels, Restaurants & Leisure 1.5%
McDonald’s Corp.	2,116,084	558,455,729
Multiline Retail 0.8%
Target Corp.	1,769,056	298,085,936
Specialty Retail 2.2%
Home Depot, Inc. (The)	2,704,682	802,046,400
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., Class B	1,337,419	158,872,003
Total Consumer Discretionary		1,817,460,068
Consumer Staples 8.0%
Beverages 2.3%
Coca-Cola Co. (The)	8,672,703	516,112,555
PepsiCo, Inc.	1,893,371	328,556,670
Total		844,669,225
Food & Staples Retailing 1.0%
Walmart, Inc.	2,475,074	351,782,267
Food Products 1.1%
Mondelez International, Inc., Class A	6,351,240	413,973,823
Household Products 2.1%
Procter & Gamble Co. (The)	5,702,805	784,477,856
Tobacco 1.5%
Philip Morris International, Inc.	5,447,579	530,049,437
Total Consumer Staples		2,924,952,608
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 7.6%
Oil, Gas & Consumable Fuels 7.6%
Chevron Corp.	5,479,647	880,962,848
ConocoPhillips Co.	2,069,662	213,899,568
EOG Resources, Inc.	4,363,744	493,190,347
Exxon Mobil Corp.	6,905,905	759,028,019
Valero Energy Corp.	3,062,350	403,403,365
Total		2,750,484,147
Total Energy		2,750,484,147
Financials 16.8%
Banks 9.3%
Bank of America Corp.	23,244,860	797,298,698
JPMorgan Chase & Co.	7,978,735	1,143,751,662
PNC Financial Services Group, Inc. (The)	3,018,843	476,735,687
U.S. Bancorp	10,507,501	501,523,023
Wells Fargo & Co.	9,933,090	464,570,619
Total		3,383,879,689
Capital Markets 4.6%
BlackRock, Inc.	576,265	397,294,379
Blackstone, Inc.	1,431,436	129,974,389
CME Group, Inc.	2,285,297	423,602,652
Morgan Stanley	3,886,941	375,089,806
Northern Trust Corp.	3,561,896	339,341,832
Total		1,665,303,058
Insurance 2.9%
Chubb Ltd.	2,363,601	498,767,083
Marsh & McLennan Companies, Inc.	3,569,600	578,774,944
Total		1,077,542,027
Total Financials		6,126,724,774
Health Care 15.5%
Biotechnology 2.3%
AbbVie, Inc.	5,404,287	831,719,769
2	Columbia Dividend Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, February 28, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	3,438,743	349,788,938
Becton Dickinson and Co.	1,963,612	460,565,195
Medtronic PLC	6,065,345	502,210,566
Total		1,312,564,699
Health Care Providers & Services 3.7%
Cigna Corp. (The)	1,188,400	347,131,640
Elevance Health, Inc.	998,719	469,068,352
UnitedHealth Group, Inc.	1,145,137	545,016,504
Total		1,361,216,496
Pharmaceuticals 5.9%
Bristol-Myers Squibb Co.	5,802,296	400,126,332
Eli Lilly & Co.	536,022	166,820,767
Johnson & Johnson	5,761,622	883,026,188
Merck & Co., Inc.	6,481,166	688,559,076
Total		2,138,532,363
Total Health Care		5,644,033,327
Industrials 14.8%
Aerospace & Defense 3.0%
Lockheed Martin Corp.	922,645	437,573,618
Northrop Grumman Corp.	1,376,096	638,659,914
Total		1,076,233,532
Air Freight & Logistics 1.9%
United Parcel Service, Inc., Class B	3,892,933	710,421,343
Building Products 0.8%
Trane Technologies PLC	1,652,378	305,640,359
Commercial Services & Supplies 1.1%
Waste Management, Inc.	2,707,545	405,481,939
Electrical Equipment 1.0%
Eaton Corp. PLC	2,162,433	378,274,405
Industrial Conglomerates 1.7%
Honeywell International, Inc.	3,166,815	606,381,736
Machinery 3.2%
Cummins, Inc.	1,359,054	330,358,847
Deere & Co.	626,968	262,850,064
Parker-Hannifin Corp.	1,589,174	559,150,872
Total		1,152,359,783
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.4%
Booz Allen Hamilton Holding Corp.	1,468,995	139,157,896
Road & Rail 1.7%
Union Pacific Corp.	3,033,254	628,732,889
Total Industrials		5,402,683,882
Information Technology 17.9%
Communications Equipment 2.3%
Cisco Systems, Inc.	17,133,681	829,612,834
IT Services 3.2%
Accenture PLC, Class A	1,359,023	360,888,558
Automatic Data Processing, Inc.	1,429,732	314,283,688
International Business Machines Corp.	3,802,378	491,647,475
Total		1,166,819,721
Semiconductors & Semiconductor Equipment 9.7%
Analog Devices, Inc.	3,008,512	551,971,697
Broadcom, Inc.	1,456,199	865,404,504
KLA Corp.	1,473,128	558,875,300
Lam Research Corp.	1,199,930	583,177,979
Microchip Technology, Inc.	5,696,802	461,611,866
Texas Instruments, Inc.	2,931,273	502,566,756
Total		3,523,608,102
Software 2.7%
Microsoft Corp.	3,927,976	979,715,774
Total Information Technology		6,499,756,431
Materials 3.1%
Chemicals 2.1%
Linde PLC	1,213,333	422,688,817
PPG Industries, Inc.	2,654,911	350,607,547
Total		773,296,364
Containers & Packaging 1.0%
Avery Dennison Corp.	1,231,555	224,377,006
Packaging Corp. of America	873,324	119,400,857
Total		343,777,863
Total Materials		1,117,074,227

Columbia Dividend Income Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, February 28, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.0%
Equity Real Estate Investment Trusts (REITS) 1.0%
AvalonBay Communities, Inc.	1,053,729	181,789,327
Crown Castle, Inc.	1,418,730	185,498,948
Total		367,288,275
Total Real Estate		367,288,275
Utilities 5.4%
Electric Utilities 3.4%
American Electric Power Co., Inc.	3,164,974	278,422,763
Entergy Corp.	2,382,916	245,130,569
Eversource Energy	2,236,194	168,519,580
NextEra Energy, Inc.	4,337,772	308,111,945
Xcel Energy, Inc.	3,316,674	214,157,640
Total		1,214,342,497
Multi-Utilities 2.0%
Ameren Corp.	2,528,804	209,157,379
CMS Energy Corp.	2,778,646	163,856,755
DTE Energy Co.	1,226,812	134,593,544
WEC Energy Group, Inc.	2,594,725	230,048,318
Total		737,655,996
Total Utilities		1,951,998,493
Total Common Stocks (Cost $25,206,064,494)		35,824,379,603

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.748%(a),(b)	457,817,916	457,634,789
Total Money Market Funds (Cost $457,884,101)		457,634,789
Total Investments in Securities (Cost: $25,663,948,595)		36,282,014,392
Other Assets & Liabilities, Net		76,185,648
Net Assets		36,358,200,040

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at February 28, 2023.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.748%
	862,509,688	1,356,512,945	(1,761,430,866)	43,022	457,634,789	(23,155)	18,367,685	457,817,916
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Dividend Income Fund | Third Quarter Report 2023

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3QT139_05_N01_(04/23)